Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
We have adopted the authoritative accounting guidance for fair value measurements, which does not determine or affect the circumstances under which fair value measurements are used, but defines fair value, expands disclosure requirements around fair value and specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions.

These inputs create the following fair value hierarchy:

Level 1: Quoted prices for identical instruments in active markets.
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

As required by the guidance for fair value measurements, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Thus, assets and liabilities categorized as Level 3 may be measured at fair value using inputs that are observable (Levels 1 and 2) and unobservable (Level 3). Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of assets and liabilities and their placement within the fair value hierarchy levels.

Balances Measured at Fair Value
The following tables show the fair values of certain of our financial instruments:

	December 31, 2015
(In thousands)	Balance	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$158,821	$158,821	$—	$—
Restricted cash	19,030	19,030	—	—
Investment available for sale	17,839	—	—	17,839

Liabilities
Contingent payments	$3,632	$—	$—	$3,632

	December 31, 2014
(In thousands)	Balance	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$145,341	$145,341	$—	$—
Restricted cash	18,107	18,107	—	—
Investment available for sale	18,357	—	—	18,357

Liabilities
Merger earnout	$75	$—	$—	$75
Contingent payments	3,792	—	—	3,792

Cash and Restricted Cash
The fair value of our cash and cash equivalents, classified in the fair value hierarchy as Level 1, is based on statements received from our banks at December 31, 2015 and 2014.

Investment Available for Sale
We have an investment in a single municipal bond issuance of $21.4 million aggregate principal amount of 7.5% Urban Renewal Tax Increment Revenue Bonds, Taxable Series 2007 that is classified as available for sale. We are the only holder of this instrument and there is no quoted market price for this instrument. As such, the fair value of this investment is classified as Level 3 in the fair value hierarchy. The estimate of the fair value of such investment was determined using a combination of current market rates and estimates of market conditions for instruments with similar terms, maturities, and degrees of risk and a discounted cash flows analysis as of December 31, 2015 and 2014. Unrealized gains and losses on this instrument resulting from changes in the fair value of the instrument are not charged to earnings, but rather are recorded as other comprehensive income (loss) in the stockholders' equity section of the consolidated balance sheets. At both December 31, 2015 and 2014, $0.4 million of the carrying value of the investment available for sale is included as a current asset in prepaid expenses and other current assets, and at December 31, 2015 and 2014, $17.4 million and $18.0 million, respectively, is included in investment on the consolidated balance sheets. The discount associated with this investment of $3.2 million and $3.3 million as of December 31, 2015 and 2014, respectively, is netted with the investment balance and is being accreted over the life of the investment using the effective interest method. The accretion of such discount is included in interest income on the consolidated statements of operations.

Contingent Payments
In connection with securing the Kansas Management Contract, Kansas Star agreed to pay a former casino project promoter 1% of Kansas Star’s earnings before interest expense, taxes, depreciation and amortization ("EBITDA") each month for a period of ten years commencing December 20, 2011. The liability was initially recorded upon consummation of the Merger, at the estimated fair value of the contingent land purchase price using a discounted cash flows approach. At both December 31, 2015 and December 31, 2014, there was a current liability of $0.9 million related to this agreement, which was recorded in accrued liabilities on the respective consolidated balance sheets, and long-term obligations of $2.7 million and $2.9 million, respectively, which were included in other liabilities on the respective consolidated balance sheets.

The following tables summarize the changes in fair value of the Company’s Level 3 assets and liabilities:

	December 31, 2015
	Assets	Liabilities
(In thousands)	Investment Available for Sale	Merger Earnout	Contingent Payments
Balance at January 1, 2015	$18,357	$(75)	$(3,792)
Total gains (losses) (realized or unrealized):
Included in earnings	125	75	(723)
Included in other comprehensive income (loss)	(263)	—	—
Purchases, sales, issuances and settlements:
Settlements	(380)	—	883
Ending balance at December 31, 2015	$17,839	$—	$(3,632)

Gains (losses) included in earnings attributable to the change in unrealized gains relating to assets and liabilities still held at the reporting date:
Included in interest income	$125	$—	$—
Included in interest expense	—	—	(627)
Included in non-operating income	—	—	(96)

	December 31, 2014
	Assets	Liabilities
(In thousands)	Investment Available for Sale	Merger Earnout	Contingent Payments
Balance at January 1, 2014	$17,128	$(1,125)	$(4,343)
Total gains (losses) (realized or unrealized):
Included in earnings	119	1,050	(274)
Included in other comprehensive income (loss)	1,465	—	—
Purchases, sales, issuances and settlements:
Settlements	(355)	—	825
Ending balance at December 31, 2014	$18,357	$(75)	$(3,792)

Gains (losses) included in earnings attributable to the change in unrealized gains relating to assets and liabilities still held at the reporting date:
Included in interest income	$119	$—	$—
Included in interest expense	—	—	(734)
Included in non-operating income	—	—	60

The table below summarizes the significant unobservable inputs used in calculating fair value for our Level 3 assets and liabilities:

	Valuation Technique	Unobservable Input	Rate
Investment available for sale	Discounted cash flow	Discount rate	10.0%
Contingent payments	Discounted cash flow	Discount rate	18.5%

The fair value of intangible assets, classified in the fair value hierarchy as Level 3, is utilized in performing its impairment analyses (see Note 5, Intangible Assets).

Balances Disclosed at Fair Value
The following tables provide the fair value measurement information about our obligation under minimum assessment agreements and other financial instruments:

	December 31, 2015
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Liabilities
Obligation under assessment arrangements	$35,126	$27,660	$28,381	Level 3
Other financial instruments	200	186	186	Level 3

	December 31, 2014
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Liabilities
Obligation under assessment arrangements	$36,749	$28,612	$29,529	Level 3
Other financial instruments	300	268	268	Level 3

The following table provides the fair value measurement information about our long-term debt:

	December 31, 2015
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Boyd Gaming Debt:
Bank Credit Facility	$1,209,725	$1,197,277	$1,202,870	Level 2
9.125% Senior Notes due 2018	350,000	342,956	372,750	Level 1
6.875% Senior Notes due 2023	750,000	737,066	772,500	Level 1
	2,309,725	2,277,299	2,348,120

Peninsula Gaming Debt:
Bank credit facility	662,750	648,607	661,131	Level 2
8.375% Senior Notes due 2018	350,000	343,643	357,000	Level 2
	1,012,750	992,250	1,018,131
Total debt	$3,322,475	$3,269,549	$3,366,251

	December 31, 2014
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Boyd Gaming Debt:
Bank Credit Facility	$1,387,425	$1,369,176	$1,395,595	Level 2
9.125% Senior Notes due 2018	500,000	487,765	517,500	Level 1
9.00% Senior Notes due 2020	350,000	348,074	359,625	Level 1
HoldCo Note	151,740	139,968	144,153	Level 3
	2,389,165	2,344,983	2,416,873

Peninsula Gaming Debt:
Bank credit facility	742,400	718,807	754,364	Level 2
8.375% Senior Notes due 2018	350,000	341,058	363,125	Level 2
Other	3	3	3	Level 3
	1,092,403	1,059,868	1,117,492
Total debt	$3,481,568	$3,404,851	$3,534,365

The estimated fair value of the Boyd Gaming Credit Facility is based on a relative value analysis performed on or about December 31, 2015 and December 31, 2014. The estimated fair value of the Peninsula Credit Facility is based on a relative value analysis performed on or about December 31, 2015 and December 31, 2014. The estimated fair values of our senior notes and Peninsula's senior notes are based on quoted market prices as of December 31, 2015 and December 31, 2014. Debt included in the "Other" category is fixed-rate debt that is not traded and does not have an observable market input; therefore, we have estimated its fair value based on a discounted cash flow approach, after giving consideration to the changes in market rates of interest, creditworthiness of both parties, and credit spreads.

There were no transfers between Level 1, Level 2 and Level 3 measurements during the years ended December 31, 2015 and 2014.